Derivative Financial Liabilities - Schedule of Assumptions Used in Estimating Fair Value of Earnout Shares (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Stock price (USD) (in USD per share)	$ 12.88
Expected volatility (%)	25.00%
Risk free rate (%)	3.91%
Expected term (in years)	4 years 2 months 15 days
Expected dividends (%)	0.31%